FINANCIAL INSTRUMENTS (Schedule of Financial Liabilities based on Contractual Undiscounted Payments) (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Disclosure of maturity analysis for derivative financial liabilities [line items]
Trade payables	$ 24,830	$ 17,285
Other accounts payables	5,811	5,261
bank loans (including interest)	767
Long term bank loans and leases (including interest)	5,711	1,331
Financial liabilities	37,119	23,877
Less than one year [Member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Trade payables	24,830	17,285
Other accounts payables	5,811	5,261
bank loans (including interest)	506
Long term bank loans and leases (including interest)	1,198	595
Financial liabilities	32,345	23,141
1 to 2 [Member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Trade payables
Other accounts payables
bank loans (including interest)	227
Long term bank loans and leases (including interest)	1,000	495
Financial liabilities	1,227	495
2 to 3 [Member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Trade payables
Other accounts payables
bank loans (including interest)	34
Long term bank loans and leases (including interest)	797	209
Financial liabilities	831	209
3 to 5 [Member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Trade payables
Other accounts payables
bank loans (including interest)
Long term bank loans and leases (including interest)	1,352	32
Financial liabilities	1,352	$ 32
6 and thereafter [Member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Trade payables
Other accounts payables
bank loans (including interest)
Long term bank loans and leases (including interest)	1,364
Financial liabilities	$ 1,364